Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 19,663
Current service cost	2,639	$ 1,981
Past service cost	0	1,279
Interest cost on accrued benefit obligations / (income) on assets	800	827
Balance, end of year	22,170	19,663
Unfunded status	22,170	19,663
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	60,618	65,393
Current service cost	2,639	1,981
Past service cost	0	1,279
Interest cost on accrued benefit obligations / (income) on assets	2,196	2,247
Benefit payments	(7,092)	(3,558)
Actuarial (gain) loss	8,041	(652)
Foreign exchange gain (loss)	(341)	(6,072)
Balance, end of year	66,061	60,618
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	40,955	46,991
Interest cost on accrued benefit obligations / (income) on assets	1,396	1,420
Contributions	4,056	2,452
Benefit payments	(7,092)	(3,558)
Return (loss) on plan assets	2,500	(2,846)
Foreign exchange gain (loss)	2,076	(3,504)
Balance, end of year	$ 43,891	$ 40,955